Cash and Cash Equivalents (Details) $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 ILS (₪)	Aug. 31, 2014 ILS (₪)
Cash and Cash Equivalents [Line Items]
Cash							₪ 192,500
Cash and cash equivalents	₪ 71,382,000	$ 20,589	₪ 15,705,000	$ 4,530	₪ 33,470,000	₪ 9,612,000
NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	32,665,000	9,422	4,001,000
USD [Member]
Cash and Cash Equivalents [Line Items]
Cash	38,677,000	11,156	10,645,000
EURO [Member]
Cash and Cash Equivalents [Line Items]
Cash	₪ 40,000	$ 11	₪ 1,059,000